UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Strategy Series, Inc., 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
June 30, 2003


Merrill Lynch
Strategy
Series, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH STRATEGY SERIES, INC.


Officers and
Directors


Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary


Custodian
J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Merrill Lynch Strategy Series, Inc., June 30, 2003


DEAR SHAREHOLDER


Effective April 14, 2003, the share class names for the Merrill Lynch Family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There were no changes to the Class B or Class C share class labels. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.


Investment Review
Merrill Lynch Strategy Series, Inc. consists of three asset-allocation portfolios: Merrill Lynch Strategy Growth and Income Fund, Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy All-Equity Fund. For the six months ended June 30, 2003, the Merrill Lynch Strategy Series' returns rose along with the market and, in particular, the unmanaged Standard & Poor's (S&P) 500 Index which returned +11.76%. For the six months ended June 30, 2003, Merrill Lynch Strategy All-Equity Fund's Class A, Class B, Class C and Class I Shares had total returns of +11.06%, +10.77%, +10.77% and 11.33%, respectively. For the same period, Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C and Class I Shares had total returns of +9.24%, +8.80%, +8.81% and 9.40%, respectively, while Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C and Class I Shares had total returns of +7.37%, +6.99%, +7.00% and +7.38%, respectively. (Investment results shown do not reflect sales charges. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The investment approach of Merrill Lynch Strategy Series is to focus on four macroinvesting decisions: stocks versus bonds, large cap stocks versus small cap stocks, value stocks versus growth stocks, and domestic stocks versus international stocks. To implement these four decisions, the Funds invest in underlying equity and bond funds that closely track the unmanaged S&P equity indexes and the unmanaged Lehman Brothers Aggregate Bond index. As such, the impact from four macroinvesting decisions can explain the performance of the Funds relative to their respective benchmarks.

The equity component of each Fund is invested similarly. For the six-month period ended June 30, 2003, the equity components essentially matched the S&P Super Composite 1500 Index and the S&P 500 Index, both proxies for the U.S. equity market. The Funds benefited from the decision to overweight small cap stocks, but an overweight to international stocks hurt relative performance. Small cap stocks performed significantly better than the S&P 500 Index of large cap stocks for the six months ended June 30, 2003, returning +17.88%, as measured by the Russell 2000 Index. International stocks returned +9.47% over the same period, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index.


Economic and Market Environment
The first half of 2003 was a tale of two periods. The second quarter of 2003 proved a significantly different animal to the first quarter in terms of global stock market returns and investor sentiment. In local currency terms, equity returns spun full circle, stepping well into positive territory as economic headwinds have, in aggregate, turned to tailwinds, with monetary conditions easing and credit conditions improving.

Positive as this may sound, excess valuation in the United States and earnings invisibility in Europe are likely to prevent a genuine bull market in equities. We believe growth expectations must continue to move forward, particularly in the United States, to sustain an economic recovery. While we expect an improving trend for 2003, with the United States reverting to a sustainable long-term gross domestic product growth rate, we also expect that an alternative plan will be quickly implemented if U.S. monetary and exchange rate stimulus fail to gain traction. If real economic growth of almost 4% is not reached by year end, the Federal Reserve Board policy will be seen as failing, and we may experience an even bigger bond bubble inflation.

With global economic recovery so heavily dependant on the United States, we will wait to determine whether future activity figures are merely a result of deferred activity from early in the year, or if they provide a base from which we can extrapolate forward. Unfortunately, this means dependence remains on the savings-challenged U.S. consumer and capital spending by U.S. companies already hampered by low levels of capacity utilization.

High operational leverage is giving a much-needed boost to corporate earnings, one of the few pleasant by-products of the robust cost cutting seen in many industries since the equity market bubble burst in 2000. If recovery does find a hold, this should present a highly explosive catalyst for earnings, provided that profits come through and companies have sufficient resources left at their disposal.

Global equities in aggregate appear to be at fair value, however, investors should be price sensitive when committing to new funds. Although it would not be unusual for valuations to be high in the early stage of a cycle, we retain some reservations about certain higher beta sectors, such as information technology, which have rallied dramatically.

While many investors are waiting for a pullback to increase the risk in their portfolios, this in itself probably limits the degree of any correction. Catch-up markets such as Europe and Japan, also offer some protection against a pullback in markets. We expect future earnings momentum will be insufficient to justify a bull market and predict a broad trading range for equities in the next
12 months - 18 months. If this is correct, a summer run in economic sensitivity prompted by a modest backup in bond yields should complete the current equity market rally.


In Conclusion
We thank you for your continued support of Merrill Lynch Strategy
Series, Inc., and we look forward to reviewing our outlook and strategy in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Philip Green)
Philip Green
Vice President and
Portfolio Manager



July 29, 2003



Merrill Lynch Strategy Series, Inc., June 30, 2003


PERFORMANCE DATA


About Fund
Performance


Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.
Investors are able to purchase shares of the fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Growth and
Income Fund

Average Annual
Total Return


                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/03                     +3.05%         -2.36%
Inception (6/2/00) through 6/30/03         -4.29          -5.96

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/03                     +2.31%         -1.65%
Inception (6/2/00) through 6/30/03         -5.03          -5.92

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/03                     +2.22%         +1.23%
Inception (6/2/00) through 6/30/03         -5.08          -5.08

*Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without   % Return With
Class I Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/03                     +2.99%         -2.42%
Inception (6/2/00) through 6/30/03         -4.12          -5.79

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Long-Term
Growth Fund

Average Annual
Total Return


                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/03                     +0.68%         -4.61%
Inception (6/2/00) through 6/30/03         -8.37          -9.96

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/03                     -0.18%         -4.16%
Inception (6/2/00) through 6/30/03         -9.09          -9.98

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/03                     -0.07%         -1.06%
Inception (6/2/00) through 6/30/03         -9.07          -9.07

*Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
Class I Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/03                     +0.97%         -4.33%
Inception (6/2/00) through 6/30/03         -8.15          -9.75

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



All-Equity Fund

Average Annual
Total Return


                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/03                    - 2.50%        - 7.62%
Inception (6/2/00) through 6/30/03        -12.50         -14.02

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/03                    - 3.14%        - 7.01%
Inception (6/2/00) through 6/30/03        -13.15         -14.01

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/03                    - 3.14%        - 4.11%
Inception (6/2/00) through 6/30/03        -13.15         -13.15

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
Class I Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/03                    - 2.20%        - 7.33%
Inception (6/2/00) through 6/30/03        -12.29         -13.81

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                                Since
                                                                 6-Month        12-Month      Inception
As of June 30, 2003                                            Total Return   Total Return   Total Return
ML Strategy Series, Inc. Growth and Income Fund Class A Shares     + 7.37%       +3.05%         -12.63%
ML Strategy Series, Inc. Growth and Income Fund Class B Shares     + 6.99        +2.31          -14.67
ML Strategy Series, Inc. Growth and Income Fund Class C Shares     + 7.00        +2.22          -14.82
ML Strategy Series, Inc. Growth and Income Fund Class I Shares     + 7.38        +2.99          -12.15
ML Strategy Series, Inc. Long-Term Growth Fund Class A Shares      + 9.24        +0.68          -23.57
ML Strategy Series, Inc. Long-Term Growth Fund Class B Shares      + 8.80        -0.18          -25.40
ML Strategy Series, Inc. Long-Term Growth Fund Class C Shares      + 8.81        -0.07          -25.36
ML Strategy Series, Inc. Long-Term Growth Fund Class I Shares      + 9.40        -0.97          -23.03
ML Strategy Series, Inc. All-Equity Fund Class A Shares            +11.06        -2.50          -33.70
ML Strategy Series, Inc. All-Equity Fund Class B Shares            +10.77        -3.14          -35.20
ML Strategy Series, Inc. All-Equity Fund Class C Shares            +10.77        -3.14          -35.20
ML Strategy Series, Inc. All-Equity Fund Class I Shares            +11.33        -2.20          -33.20

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.



Merrill Lynch Strategy Series, Inc., June 30, 2003


SCHEDULE OF INVESTMENTS                                                                                   (in U.S. dollars)
                                                             Investments                                          Value
Growth and     Underlying Equity         Master International Index Series++                                   $  2,168,487
Income Fund    Funds--51.7%              Master Mid Cap Index Series++                                            2,261,991
                                         Master S&P 500 Index Series++                                           14,888,811
                                         Master Small Cap Index Series++                                          2,174,987

                                         Total Investments in Underlying Equity Funds (Cost--$29,623,958)        21,494,276


               Underlying Fixed Income   Master Aggregate Bond Index Series++                                    18,757,934
               Funds--45.2%

                                         Total Investments in Underlying Fixed Income Funds (Cost--$16,881,249)  18,757,934


               Short-Term                Merrill Lynch Liquidity Series, LLC Cash Sweep Series I++                  622,966
               Investments--1.5%

                                         Total Short-Term Investments (Cost--$622,966)                              622,966


                                         Total Investments (Cost--$47,128,173)--98.4%                            40,875,176
                                         Other Assets Less Liabilities--1.6%                                        647,613
                                                                                                               ------------
                                         Net Assets--100.0%                                                    $ 41,522,789
                                                                                                               ============

++Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

Affiliate                           Contributions  Withdrawals   Profit (Loss)
Master Aggregate Bond Index Series            --            --    $  6,716,501
Master International Index Series             --            --    $  (761,724)
Master Mid Cap Index Series                   --   $ (600,000)    $  (933,009)
Master S&P 500 Index Series                   --            --    $(7,611,246)
Master Small Cap Index Series                 --   $ (600,000)    $(1,125,439)
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                $  17,966*        N/A       $     17,645

*Represents net contributions.

See Notes to Financial Statements.



Long-Term
Growth Fund                                                  Investments                                          Value
               Underlying Equity         Master International Index Series++                                   $  4,872,486
               Funds--74.8%              Master Mid Cap Index Series++                                            5,033,059
                                         Master S&P 500 Index Series++                                           33,839,612
                                         Master Small Cap Index Series++                                          5,067,485

                                         Total Investments in Underlying Equity Funds (Cost--$54,436,055)        48,812,642


               Underlying Fixed Income   Master Aggregate Bond Index Series++                                    15,161,027
               Funds--23.2%

                                         Total Investments in Underlying Fixed Income Funds (Cost--$14,209,559)  15,161,027


               Short-Term                Merrill Lynch Liquidity Series, LLC Cash Sweep Series I++                  885,252
               Investments--1.4%

                                         Total Short-Term Investments (Cost--$885,252)                              885,252


                                         Total Investments (Cost--$69,530,866)--99.4%                            64,858,921
                                         Other Assets Less Liabilities--0.6%                                        402,273
                                                                                                               ------------
                                         Net Assets--100.0%                                                    $  5,261,194
                                                                                                               ============

++Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:


Affiliate                           Contributions  Withdrawals   Profit (Loss)

Master Aggregate Bond Index Series            --            --    $  3,144,856
Master International Index Series             --   $ (500,000)    $  (413,021)
Master Mid Cap Index Series                   --   $ (300,000)    $  (748,941)
Master S&P 500 Index Series                   --   $ (700,000)    $(6,247,519)
Master Small Cap Index Series                 --   $ (700,000)    $(1,600,508)
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                $  716,034*       N/A       $     15,608


*Represents net contributions.

See Notes to Financial Statements.



All-Equity
Fund                                                         Investments                                          Value
               Underlying Equity         Master International Index Series++                                   $  4,339,182
               Funds--99.1%              Master Mid Cap Index Series++                                            4,474,765
                                         Master S&P 500 Index Series++                                           31,793,761
                                         Master Small Cap Index Series++                                          4,782,952

                                         Total Investments (Cost--$51,240,705)--99.1%                            45,390,660
                                         Other Assets Less Liabilities--0.9%                                        413,519
                                                                                                               ------------
                                         Net Assets--100.0%                                                    $ 45,804,179
                                                                                                               ============

++Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:


Affiliate                            Contributions  Withdrawals       Loss

Master International Index Series            --    $  (750,000)   $  (461,289)
Master Mid Cap Index Series                  --    $  (300,000)   $  (825,235)
Master S&P 500 Index Series                  --    $(2,300,000)   $(6,156,362)
Master Small Cap Index Series                --    $  (450,000)   $  (767,985)

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., June 30, 2003


STATEMENTS OF ASSETS AND LIABILITIES
                                                                                Growth and      Long-Term
                                                                                  Income          Growth        All-Equity
                As of June 30, 2003                                                Fund            Fund            Fund
Assets:         Investments, at value*                                        $ 40,875,176    $ 64,858,921     $ 45,390,660
                Receivables:
                   Securities sold                                                 600,000         300,000          600,000
                   Capital shares sold                                              89,723         159,217           64,961
                   Interest                                                            657             815              192
                Prepaid registration fees and other assets                          26,042          29,887           28,486
                                                                              ------------    ------------     ------------
                Total assets                                                    41,591,598      65,348,840       46,084,299
                                                                              ------------    ------------     ------------

Liabilities:    Payables:
                   Custodian bank                                                       --              --          175,580
                   Distributor                                                      25,830          25,429           28,122
                   Capital shares redeemed                                          15,724          17,779           39,102
                   Administrative fees                                              12,420          19,520           13,832
                   Other affiliates                                                  9,512          16,552           17,556
                   Investment adviser                                                5,323           8,366            5,928
                                                                              ------------    ------------     ------------
                Total liabilities                                                   68,809          87,646          280,120
                                                                              ------------    ------------     ------------

Net Assets:     Net assets                                                    $ 41,522,789    $ 65,261,194     $ 45,804,179
                                                                              ============    ============     ============

Net Assets      Class A Common Stock, $.0001 par value, 166,666,667
Consist of:     authorized                                                    $         17    $         12     $         12
                Class B Common Stock, $.0001 par value, 166,666,667
                authorized                                                             135             132              211
                Class C Common Stock, $.0001 par value, 166,666,667
                authorized                                                             234             266              289
                Class I Common Stock, $.0001 par value, 166,666,667
                authorized                                                             126             468              190
                Paid-in capital in excess of par                                59,179,954      81,850,275       72,785,616
                                                                              ------------    ------------     ------------
                Undistributed (accumulated) investment income (loss)--net          151,441         256,182         (48,158)
                Accumulated realized capital losses on investments--net       (11,556,121)    (12,174,196)     (21,083,936)
                Unrealized depreciation on investments--net                    (6,252,997)     (4,671,945)      (5,850,045)
                                                                              ------------    ------------     ------------
                Total accumulated losses--net                                 (17,657,677)    (16,589,959)     (26,982,139)
                                                                              ------------    ------------     ------------
                Net assets                                                    $ 41,522,789    $ 65,261,194     $ 45,804,179
                                                                              ============    ============     ============

Net Asset       Class A:
Value:             Net assets                                                 $  1,377,492    $    870,811     $    777,738
                                                                              ============    ============     ============
                   Shares outstanding                                              168,861         116,902          117,238
                                                                              ============    ============     ============
                   Net asset value                                            $       8.16    $       7.45     $       6.63
                                                                              ============    ============     ============
                Class B:
                   Net assets                                                 $ 10,928,584    $  9,821,750     $ 13,640,025
                                                                              ============    ============     ============
                   Shares outstanding                                            1,348,206       1,323,365        2,105,961
                                                                              ============    ============     ============
                   Net asset value                                            $       8.11    $       7.42     $       6.48
                                                                              ============    ============     ============
                Class C:
                   Net assets                                                 $ 18,951,574    $ 19,733,010     $ 18,693,125
                                                                              ============    ============     ============
                   Shares outstanding                                            2,340,780       2,664,390        2,886,749
                                                                              ============    ============     ============
                   Net asset value                                            $       8.10    $       7.41     $       6.48
                                                                              ============    ============     ============
                Class I:
                   Net assets                                                 $ 10,265,139    $ 34,835,623     $ 12,693,291
                                                                              ============    ============     ============
                   Shares outstanding                                            1,259,474       4,676,705        1,899,538
                                                                              ============    ============     ============
                   Net asset value                                            $       8.15    $       7.45     $       6.68
                                                                              ============    ============     ============

                *Identified cost                                              $ 47,128,173    $ 69,530,866     $ 51,240,705
                                                                              ============    ============     ============


See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., June 30, 2003


STATEMENTS OF OPERATIONS
                                                                                Growth and       Long-Term
                                                                                  Income           Growth       All-Equity
                For the Six Months Ended June 30, 2003                             Fund             Fund           Fund
Investment      Net investment income allocated from Underlying Funds         $    568,403    $    721,390     $    389,555
Income:         Interest from short-term investments                                17,645          15,608            2,812
                                                                              ------------    ------------     ------------
                Total income and net investment income allocated from
                Underlying Funds                                                   586,048         736,998          392,367
                                                                              ------------    ------------     ------------

Expenses:       Account maintenance and distribution fees--Class C                  87,569          91,891           88,311
                Administrative fees                                                 68,324         105,357           75,396
                Account maintenance and distribution fees--Class B                  52,810          45,725           66,101
                Accounting services                                                 47,610          50,425           44,074
                Investment advisory fees                                            30,429          46,352           32,744
                Professional fees                                                   26,036          25,637           25,267
                Registration fees                                                   20,775          20,706           23,526
                Printing and shareholder reports                                    16,561          21,183           13,392
                Transfer agent fees--Class C                                        10,436          14,078           19,334
                Transfer agent fees--Class I                                         5,050          20,261           10,398
                Transfer agent fees--Class B                                         6,375           6,920           13,776
                Custodian fees                                                       6,688           6,762            6,335
                Directors' fees and expenses                                         2,482           3,822            2,801
                Account maintenance fees--Class A                                    1,588             914              920
                Transfer agent fees--Class A                                           659             466              668
                Other                                                               13,711          15,663           11,819
                                                                              ------------    ------------     ------------
                Total expenses before waiver                                       397,103         476,162          434,862
                Waiver of expenses                                                   (282)           (566)            (523)
                                                                              ------------    ------------     ------------
                Total expenses after waiver                                        396,821         475,596          434,339
                                                                              ------------    ------------     ------------
                Investment income (loss)--net                                      189,227         261,402         (41,972)
                                                                              ------------    ------------     ------------

Realized &      Realized loss allocated from Underlying Funds--net                (58,179)       (233,171)        (280,394)
Unrealized Gain Change in unrealized depreciation allocated from
(Loss) on       Underlying Funds--net                                            2,601,732       5,381,000        4,853,705
Investments--                                                                 ------------    ------------     ------------
Net:            Total realized and unrealized gain allocated from
                Underlying Funds--net                                            2,543,553       5,147,829        4,573,311
                                                                              ------------    ------------     ------------
                Net Increase in Net Assets Resulting from Operations          $  2,732,780    $  5,409,231     $  4,531,339
                                                                              ============    ============     ============


See Notes to Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS
                                                                    Growth and Income Fund         Long-Term Growth Fund
                                                                   For the Six     For the       For the Six      For the
                                                                   Months Ended   Year Ended     Months Ended    Year Ended
                                                                     June 30,    December 31,      June 30,     December 31,
                Increase (Decrease) in Net Assets:                     2003          2002            2003           2002
Operations:     Investment income (loss)--net                     $    189,227   $  1,320,234   $    261,402   $    570,911
                Realized loss on investments--net                           --    (3,831,444)             --    (3,540,849)
                Realized loss allocated from Underlying
                Funds--net                                            (58,179)    (2,471,553)      (233,171)    (2,981,591)
                Change in unrealized depreciation on
                investments--net                                            --      4,220,040             --      3,641,908
                Change in unrealized depreciation allocated
                from Underlying Funds--net                           2,601,732    (9,457,614)      5,381,000   (10,335,796)
                                                                  ------------   ------------   ------------   ------------
                Net increase (decrease) in net assets
                resulting from operations                            2,732,780   (10,220,337)      5,409,231   (12,645,417)
                                                                  ------------   ------------   ------------   ------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                  --       (39,230)             --        (9,893)
                   Class B                                                  --      (338,488)             --       (21,244)
                   Class C                                                  --      (542,461)             --       (65,423)
                   Class I                                                  --      (417,247)             --      (485,016)
                                                                  ------------   ------------   ------------   ------------
                Net decrease in net assets resulting from
                dividends to shareholders                                   --    (1,337,426)             --      (581,576)
                                                                  ------------   ------------   ------------   ------------

Capital Share   Net increase (decrease) in net assets derived
Transactions:   from capital share transactions                        336,423   (48,420,629)      (606,637)    (8,537,906)
                                                                  ------------   ------------   ------------   ------------

Net Assets:     Total increase (decrease) in net assets              3,069,203   (59,978,392)      4,802,594   (21,764,899)
                Beginning of period                                 38,453,586     98,431,978     60,458,600     82,223,499
                                                                  ------------   ------------   ------------   ------------
                End of period*                                    $ 41,522,789   $ 38,453,586   $ 65,261,194   $ 60,458,600
                                                                  ============   ============   ============   ============

                *Undistributed investment income--net/
                (accumulated distributions in excess of
                investment income--net)(accumulated
                investment loss--net)                             $    151,441   $   (37,786)   $    256,182   $    (5,220)
                                                                  ============   ============   ============   ============

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS (concluded)
                                                                                                      All-Equity Fund
                                                                                                 For the Six      For the
                                                                                                 Months Ended    Year Ended
                                                                                                   June 30,     December 31,
                Increase (Decrease) in Net Assets:                                                   2003           2002
Operations:     Investment income (loss)--net                                                   $   (41,972)   $  (260,154)
                Realized loss on investments--net                                                         --    (8,455,846)
                Realized loss allocated from Underlying Funds--net                                 (280,394)    (3,090,042)
                Change in unrealized depreciation on investments--net                                     --      7,985,743
                Change in unrealized depreciation allocated from Underlying Funds--net             4,853,705   (10,703,661)
                                                                                                ------------   ------------
                Net increase (decrease) in net assets resulting from operations                    4,531,339   (14,523,960)
                                                                                                ------------   ------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                                                --             --
                   Class B                                                                                --             --
                   Class C                                                                                --             --
                   Class I                                                                                --             --
                                                                                                ------------   ------------
                Net decrease in net assets resulting from dividends to shareholders                       --             --
                                                                                                ------------   ------------

Capital Share   Net increase (decrease) in net assets derived from capital
Transactions:   share transactions                                                               (3,061,290)   (10,167,601)
                                                                                                ------------   ------------

Net Assets:     Total increase (decrease) in net assets                                            1,470,049   (24,691,561)
                Beginning of period                                                               44,334,130     69,025,691
                                                                                                ------------   ------------
                End of period*                                                                  $ 45,804,179   $ 44,334,130
                                                                                                ============   ============
                *Undistributed investment income--net/
                (accumulated distributions in excess of
                investment income--net)(accumulated
                investment loss--net)                                                           $   (48,158)   $    (6,186)
                                                                                                ============   ============

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., June 30, 2003


FINANCIAL HIGHLIGHTS
                                                                                       Growth and Income Fund
                                                                                             Class A***
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      7.60  $      8.71  $      9.33  $     10.00
Operating       Investment income--net                                       .06++++      .16++++      .21++++          .10
Performance:                                                             -----------  -----------  -----------  -----------
                Realized and unrealized gain (loss) on investments--net          .50        (.96)        (.68)        (.67)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .56        (.80)        (.47)        (.57)
                                                                         -----------  -----------  -----------  -----------
                Less dividends:
                   Investment income--net                                         --        (.31)        (.15)        (.10)
                   In excess of investment income--net                            --           --           --      --+++++
                                                                         -----------  -----------  -----------  -----------
                Total dividends                                                   --        (.31)        (.15)        (.10)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      8.16  $      7.60  $      8.71  $      9.33
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          7.37%+++      (9.20%)      (5.03%)   (5.64%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               1.54%*        1.13%         .55%        .57%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                1.54%*        1.26%        1.06%       2.19%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                        1.57%*        1.99%        2.29%       2.68%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $     1,378  $     1,042  $     1,519  $     1,476
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       86.13%       41.29%       21.61%
                                                                         ===========  ===========  ===========  ===========


                                                                                       Growth and Income Fund
                                                                                              Class B
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      7.58  $      8.69  $      9.32  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .03++++      .10++++      .11++++          .07
                Realized and unrealized gain (loss) on investments--net          .50        (.97)        (.64)        (.68)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .53        (.87)        (.53)        (.61)
                                                                         -----------  -----------  -----------  -----------
                Less dividends:
                   Investment income--net                                         --        (.24)        (.10)        (.07)
                   In excess of investment income--net                            --           --           --      --+++++
                                                                         -----------  -----------  -----------  -----------
                Total dividends                                                   --        (.24)        (.10)        (.07)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      8.11  $      7.58  $      8.69  $      9.32
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          6.99%+++      (9.98%)      (5.70%)   (6.05%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               2.31%*        1.91%        1.31%       1.33%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                2.31%*        2.03%        1.83%       2.95%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                         .67%*        1.28%        1.33%       1.81%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    10,929  $    10,637  $    13,781  $     8,221
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       86.13%       41.29%       21.61%
                                                                         ===========  ===========  ===========  ===========



                                                                                       Growth and Income Fund
                                                                                              Class C
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      7.57  $      8.68  $      9.30  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .03++++      .10++++      .12++++          .07
                Realized and unrealized gain (loss) on investments--net          .50        (.96)        (.65)        (.70)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .53        (.86)        (.53)        (.63)
                                                                         -----------  -----------  -----------  -----------
                Less dividends:
                   Investment income--net                                         --        (.25)        (.09)        (.07)
                   In excess of investment income--net                            --           --           --      --+++++
                                                                         -----------  -----------  -----------  -----------
                Total dividends                                                   --        (.25)        (.09)        (.07)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      8.10  $      7.57  $      8.68  $      9.30
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          7.00%+++      (9.97%)      (5.68%)   (6.26%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               2.31%*        1.91%        1.31%       1.33%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                2.31%*        2.04%        1.82%       2.92%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                         .71%*        1.27%        1.35%       1.74%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    18,951  $    17,000  $    21,731  $    15,376
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       86.13%       41.29%       21.61%
                                                                         ===========  ===========  ===========  ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Effective April 14, 2003, Class D Shares were redesignated Class
A Shares.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent periods ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.
+++Aggregate total investment return.
+++++Amount is less than $(.01) per share.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., June 30, 2003


FINANCIAL HIGHLIGHTS (continued)
                                                                                         Growth and Income Fund
                                                                                             Class I***
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      7.59  $      8.72  $      9.33  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .06++++      .16++++      .20++++          .11
                Realized and unrealized gain (loss) on investments--net          .50        (.96)        (.64)        (.67)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .56        (.80)        (.44)        (.56)
                                                                         -----------  -----------  -----------  -----------
                Less dividends:
                   Investment income--net                                         --        (.33)        (.17)        (.11)
                   In excess of investment income--net                            --           --           --      --+++++
                                                                         -----------  -----------  -----------  -----------
                Total dividends                                                   --        (.33)        (.17)        (.11)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      8.15  $      7.59  $      8.72  $      9.33
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          7.38%+++      (9.04%)      (4.68%)   (5.54%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               1.30%*         .79%         .30%        .32%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                1.30%*         .94%         .81%       1.92%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                        1.69%*        2.00%        2.17%       2.97%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    10,265  $     9,775  $    61,401  $     1,379
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       86.13%       41.29%       21.61%
                                                                         ===========  ===========  ===========  ===========


                                                                                       Long-Term Growth Fund
                                                                                             Class A***
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      6.82  $      8.19  $      9.03  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .03++++      .08++++      .11++++          .07
                Realized and unrealized gain (loss) on investments--net          .60       (1.37)        (.90)        (.98)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .63       (1.29)        (.79)        (.91)
                                                                         -----------  -----------  -----------  -----------
                Less dividends from investment income--net:                       --        (.08)        (.05)        (.06)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      7.45  $      6.82  $      8.19  $      9.03
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          9.24%+++     (15.71%)      (8.71%)   (9.07%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               1.36%*        1.07%         .33%        .35%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                1.36%*        1.28%        1.15%       1.97%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                        1.01%*        1.04%        1.36%       1.46%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $       871  $       814  $     1,275  $     1,545
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       96.44%       50.96%       23.01%
                                                                         ===========  ===========  ===========  ===========



                                                                                       Long-Term Growth Fund
                                                                                              Class B
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      6.82  $      8.17  $      9.02  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .01++++      .02++++      .04++++          .04
                Realized and unrealized gain (loss) on investments--net          .59       (1.35)        (.89)        (.99)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .60       (1.33)        (.85)        (.95)
                                                                         -----------  -----------  -----------  -----------
                Less dividends from investment income--net:                       --        (.02)      --+++++        (.03)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      7.42  $      6.82  $      8.17  $      9.02
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          8.80%+++     (16.34%)      (9.42%)   (9.53%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               2.13%*        1.83%        1.09%       1.10%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                2.13%*        2.04%        1.92%       2.73%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                         .31%*         .24%         .51%        .72%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $     9,822  $     9,341  $    14,015  $    11,547
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       96.44%       50.96%       23.01%
                                                                         ===========  ===========  ===========  ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Effective April 14, 2003, Class A Shares were redesignated Class
I Shares and Class D Shares were redesignated Class A Shares.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent periods ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.
+++Aggregate total investment return.
+++++Amount is less than $(.01) per share.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., June 30, 2003


FINANCIAL HIGHLIGHTS (continued)
                                                                                       Long-Term Growth Fund
                                                                                              Class C
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      6.81  $      8.16  $      9.02  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .01++++      .02++++      .04++++          .03
                Realized and unrealized gain (loss) on investments--net          .59       (1.35)        (.90)        (.98)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .60       (1.33)        (.86)        (.95)
                                                                         -----------  -----------  -----------  -----------
                Less dividends from investment income--net:                       --        (.02)   --++++++++        (.03)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      7.41  $      6.81  $      8.16  $      9.02
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          8.81%+++     (16.26%)      (9.50%)   (9.48%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               2.13%*        1.86%        1.10%       1.10%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                2.14%*        2.05%        1.92%       2.72%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                         .31%*         .29%         .44%        .64%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    19,733  $    18,852  $    24,421  $    15,764
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       96.44%       50.96%       23.01%
                                                                         ===========  ===========  ===========  ===========



                                                                                       Long-Term Growth Fund
                                                                                             Class I***
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      6.81  $      8.18  $      9.03  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .05++++      .10++++      .07++++          .06
                Realized and unrealized gain (loss) on investments--net          .59       (1.37)        (.84)        (.96)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .64       (1.27)        (.77)        (.90)
                                                                         -----------  -----------  -----------  -----------
                Less dividends from investment income--net:                       --        (.10)        (.08)        (.07)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      7.45  $      6.81  $      8.18  $      9.03
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                          9.40%+++     (15.59%)      (8.57%)   (8.94%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               1.11%*         .83%         .08%        .09%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                1.11%*        1.03%         .93%       1.71%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                        1.35%*        1.28%         .93%       1.71%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    34,835  $    31,452  $    42,512  $     2,538
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --       96.44%       50.96%       23.01%
                                                                         ===========  ===========  ===========  ===========



                                                                                          All-Equity Fund
                                                                                             Class A***
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      5.97  $      7.68  $      8.81  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income (loss)--net                                .01++++ --+++++++++ --++++++++++++         .01
                Realized and unrealized gain (loss) on investments--net          .65       (1.71)       (1.13)       (1.20)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .66       (1.71)       (1.13)       (1.19)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      6.63  $      5.97  $      7.68  $      8.81
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                         11.06%+++     (22.27%)     (12.83%)  (11.90%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               1.52%*        1.11%         .23%        .24%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++++                                                1.52%*        1.42%        1.28%       1.50%*
                                                                         ===========  ===========  ===========  ===========
                Investment income (loss)--net                                  .27%*         .01%       (.05%)        .35%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $       778  $       805  $     1,668  $     3,860
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --      118.72%       49.26%       46.57%
                                                                         ===========  ===========  ===========  ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Effective April 14, 2003, Class A Shares were redesignated Class
I Shares and Class D Shares were redesignated Class A Shares.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent periods ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.
++++++++Amount is less than $(.01) per share.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., June 30, 2003


FINANCIAL HIGHLIGHTS (concluded)
                                                                                          All-Equity Fund
                                                                                              Class B
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      5.85  $      7.58  $      8.77  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment loss--net                                       (.01)++++    (.05)++++    (.07)++++        (.02)
                Realized and unrealized gain (loss) on investments--net          .64       (1.68)       (1.12)       (1.21)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .63       (1.73)       (1.19)       (1.23)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      6.48  $      5.85  $      7.58  $      8.77
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                         10.77%+++     (22.82%)     (13.57%)  (12.30%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               2.30%*        1.93%        1.00%       1.00%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++                                                  2.30%*        2.21%        2.04%       2.25%*
                                                                         ===========  ===========  ===========  ===========
                Investment loss--net                                         (.50%)*       (.73%)       (.83%)      (.42%)*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    13,640  $    14,067  $    22,676  $    24,148
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --      118.72%       49.26%       46.57%
                                                                         ===========  ===========  ===========  ===========


                                                                                          All-Equity Fund
                                                                                              Class C
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      5.85  $      7.58  $      8.77  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment loss--net                                       (.01)++++    (.05)++++    (.07)++++        (.02)
                Realized and unrealized gain (loss) on investments--net          .64       (1.68)       (1.12)       (1.21)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .63       (1.73)       (1.19)       (1.23)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      6.48  $      5.85  $      7.58  $      8.77
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                         10.77%+++     (22.82%)     (13.57%)  (12.30%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               2.31%*        1.95%        1.01%       1.00%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++                                                  2.31%*        2.23%        2.05%       2.26%*
                                                                         ===========  ===========  ===========  ===========
                Investment loss--net                                         (.49%)*       (.73%)       (.84%)      (.44%)*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    18,693  $    18,327  $    28,625  $    26,943
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --      118.72%       49.26%       46.57%
                                                                         ===========  ===========  ===========  ===========


                                                                                          All-Equity Fund
                                                                                             Class I***
                                                                          For the Six         For the        For the Period
The following per share data and ratios have been derived from            Months Ended      Year Ended       June 2, 2000++
information provided in the financial statements.                          June 30,         December 31,      to Dec. 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001        2000
Per Share       Net asset value, beginning of period                     $      6.00  $      7.70  $      8.82  $     10.00
Operating                                                                -----------  -----------  -----------  -----------
Performance:    Investment income--net                                       .02++++      .02++++      .01++++          .02
                Realized and unrealized gain (loss) on investments--net          .66       (1.72)       (1.13)       (1.20)
                                                                         -----------  -----------  -----------  -----------
                Total from investment operations                                 .68       (1.70)       (1.12)       (1.18)
                                                                         -----------  -----------  -----------  -----------
                Net asset value, end of period                           $      6.68  $      6.00  $      7.70  $      8.82
                                                                         ===========  ===========  ===========  ===========

Total           Based on net asset value per share                         11.33%+++     (21.88%)     (12.70%)  (11.80%)+++
Investment                                                               ===========  ===========  ===========  ===========
Return:**

Ratios to       Expenses, net of waiver and reimbursement++++++               1.27%*         .93%         .00%        .00%*
Average                                                                  ===========  ===========  ===========  ===========
Net Assets:     Expenses++++                                                  1.27%*        1.20%        1.01%       1.26%*
                                                                         ===========  ===========  ===========  ===========
                Investment income--net                                         .58%*         .32%         .18%        .53%*
                                                                         ===========  ===========  ===========  ===========

Supplemental    Net assets, end of period (in thousands)                 $    12,693  $    11,135  $    16,057  $     5,406
Data:                                                                    ===========  ===========  ===========  ===========
                Portfolio turnover                                                --      118.72%       49.26%       46.57%
                                                                         ===========  ===========  ===========  ===========

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Effective April 14, 2003, Class A Shares were redesignated Class
I Shares.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent periods ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Strategy Series, Inc., June 30, 2003


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company consisting of three separate funds: Merrill Lynch Strategy Growth and Income Fund ("Growth and Income Fund"), Merrill Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management, L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects the Fund's proportionate interest in the net assets of each Underlying Fund. The performance of the Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Each Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Each Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--The Funds record their investment in the Underlying Funds at fair value. Portfolio securities of the Funds and the Underlying Funds that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price as of the close of business on the day the securities are being valued or, lacking any sales, at the last closing bid price for long positions, and at the last available ask price for short positions. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Corporation's Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Corporation's Board of Directors. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Corporation's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Corporation.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of each Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its tax-able income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. Each Fund's income also includes each Funds' pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of each Fund. The Funds record daily their proportionate share of the Underlying Funds' income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(h) Custodian bank--The All-Equity Fund recorded an amount payable to the custodian bank which resulted from management estimates of available cash.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.



Merrill Lynch Strategy Series, Inc., June 30, 2003


NOTES TO FINANCIAL STATEMENTS (continued)


For the six months ended June 30, 2003, FAM earned advisory fees of $30,429, $46,352 and $32,744 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, of which $282, $566 and $523, respectively, were waived.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of ..35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds. For the six months ended June 30, 2003, FAM earned $68,324, $105,357 and $75,396 from the Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                              Account
                            Maintenance      Distribution
                                Fee              Fee

Class A                        .25%               --
Class B                        .25%             .75%
Class C                        .25%             .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class I Shares as follows:


                      Growth and   Long-Term
                        Income       Growth      All-Equity
                         Fund         Fund          Fund
Class A:
FAMD                    $  236       $  357        $  31
MLPF&S                  $4,399       $5,660        $ 500

Class I:
FAMD                        --       $   16        $   4
MLPF&S                      --       $  299        $  85



MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                     Class B       Class C

Growth and Income Fund               $20,323       $1,145
Long-Term Growth Fund                $18,228       $1,043
All-Equity Fund                      $40,173       $1,132


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

For the six months ended June 30, 2003, the Funds reimbursed FAM an aggregate of $1,685 for certain accounting services.

Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were as follows:


                                    Purchases    Sales

Growth and Income Fund                  --      $1,200,000
Long-Term Growth Fund                   --      $2,200,000
All-Equity Fund                         --      $3,800,000



Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized losses as of June 30, 2003 were as follows:


                                          Realized        Unrealized
Growth and Income Fund                 Gains (Losses)       Losses

Long-term investments                 $     (85,795)   $  (6,252,997)
Financial futures contracts                   27,616               --
                                      --------------   --------------
Total                                 $     (58,179)   $  (6,252,997)
                                      ==============   ==============



                                          Realized        Unrealized
Long-Term Growth Fund                  Gains (Losses)       Losses

Long-term investments                 $    (290,795)   $  (4,671,945)
Financial futures contracts                   57,624               --
                                      --------------   --------------
Total                                 $    (233,171)   $  (4,671,945)
                                      ==============   ==============



                                          Realized        Unrealized
All-Equity Fund                        Gains (Losses)       Losses

Long-term investments                 $    (330,047)   $  (5,850,045)
Financial futures contracts                   49,653               --
                                      --------------   --------------
Total                                 $    (280,394)   $  (5,850,045)
                                      ==============   ==============



As of June 30, 2003, net unrealized depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:


                        Gross          Gross           Net         Aggregate
                      Unrealized     Unrealized     Unrealized      Cost of
                     Appreciation   Depreciation   Depreciation   Investments

Growth and
Income Fund           $2,273,287   $(8,951,804)   $(6,678,517)    $47,553,693

Long-Term
Growth Fund           $1,258,105   $(6,427,514)   $(5,169,409)    $70,028,330

All-Equity Fund               --   $(6,335,660)   $(6,335,660)    $51,726,320



4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the six months ended June 30, 2003 and for the year ended December 31, 2002 were as follows:


                               For the Six          For the
                               Months Ended        Year Ended
                                 June 30,         December 31,
                                   2003               2002

Growth and Income Fund         $    336,423       $(48,420,629)
Long-Term Growth Fund          $  (606,637)       $ (8,537,906)
All-Equity Fund                $(3,061,290)       $(10,167,601)


Transactions in capital shares for each class were as follows:


Growth and Income Fund

Class A Shares for the
Six Months Ended                                            Dollar
June 30, 2003++                            Shares           Amount

Shares sold                                   45,320   $      348,604
Automatic conversion of shares                 1,226            9,602
                                      --------------   --------------
Total issued                                  46,546          358,206
Shares redeemed                             (14,697)        (112,458)
                                      --------------   --------------
Net increase                                  31,849   $      245,748
                                      ==============   ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Growth and Income Fund

Class A Shares for the
Year Ended                                                  Dollar
December 31, 2002++                        Shares           Amount

Shares sold                                   24,720   $      197,935
Shares issued to shareholders in
reinvestment of dividends                      3,523           26,921
                                      --------------   --------------
Total issued                                  28,243          224,856
Shares redeemed                             (65,542)        (538,109)
                                      --------------   --------------
Net decrease                                (37,299)   $    (313,253)
                                      ==============   ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Growth and Income Fund

Class B Shares for the
Six Months Ended                                            Dollar
June 30, 2003                              Shares           Amount

Shares sold                                   79,583   $      606,814
Automatic conversion of shares               (1,232)          (9,602)
Shares redeemed                            (132,956)      (1,023,899)
                                      --------------   --------------
Net decrease                                (54,605)   $    (426,687)
                                      ==============   ==============



Growth and Income Fund

Class B Shares for the
Year Ended                                                  Dollar
December 31, 2002                          Shares           Amount

Shares sold                                  250,726   $    2,071,255
Shares issued to shareholders in
reinvestment of dividends                     33,752          257,222
                                      --------------   --------------
Total issued                                 284,478        2,328,477
Shares redeemed                            (468,221)      (3,802,229)
                                      --------------   --------------
Net decrease                               (183,743)   $  (1,473,752)
                                      ==============   ==============



Growth and Income Fund

Class C Shares for the
Six Months Ended                                            Dollar
June 30, 2003                              Shares           Amount

Shares sold                                  225,747   $    1,734,595
Shares redeemed                            (129,532)        (988,245)
                                      --------------   --------------
Net increase                                  96,215   $      746,350
                                      ==============   ==============



Merrill Lynch Strategy Series, Inc., June 30, 2003


NOTES TO FINANCIAL STATEMENTS (continued)


Growth and Income Fund

Class C Shares for the
Year Ended                                                  Dollar
December 31, 2002                          Shares           Amount

Shares sold                                  487,031   $    4,029,072
Shares issued to shareholders in
reinvestment of dividends                     54,253          412,913
                                      --------------   --------------
Total issued                                 541,284        4,441,985
Shares redeemed                            (800,850)      (6,672,049)
                                      --------------   --------------
Net decrease                               (259,566)   $  (2,230,064)
                                      ==============   ==============



Growth and Income Fund

Class I Shares for the
Six Months Ended                                            Dollar
June 30, 2003++                            Shares           Amount

Shares sold                                  144,953   $    1,122,487
Shares redeemed                            (173,928)      (1,351,475)
                                      --------------   --------------
Net decrease                                (28,975)   $    (228,988)
                                      ==============   ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Growth and Income Fund

Class I Shares for the
Year Ended                                                  Dollar
December 31, 2002++                        Shares           Amount

Shares sold                                  286,811   $    2,379,189
Shares issued to shareholders in
reinvestment of dividends                     53,581          408,747
                                      --------------   --------------
Total issued                                 340,392        2,787,936
Shares redeemed                          (6,093,550)     (47,191,496)
                                      --------------   --------------
Net decrease                             (5,753,158)   $ (44,403,560)
                                      ==============   ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Long-Term Growth Fund

Class A Shares for the
Six Months Ended                                            Dollar
June 30, 2003++                            Shares           Amount

Shares sold                                   43,249   $      300,516
Automatic conversion of shares                    75              489
                                      --------------   --------------
Total issued                                  43,324          301,005
Shares redeemed                             (45,838)        (302,122)
                                      --------------   --------------
Net decrease                                 (2,514)   $      (1,117)
                                      ==============   ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Long-Term Growth Fund

Class A Shares for the
Year Ended                                                  Dollar
December 31, 2002++                        Shares           Amount

Shares sold                                   10,164   $       75,115
Automatic conversion of shares                 3,119           21,997
Shares issued to shareholders in
reinvestment of dividends                      1,288            8,852
                                      --------------   --------------
Total issued                                  14,571          105,964
Shares redeemed                             (50,921)        (394,631)
                                      --------------   --------------
Net decrease                                (36,350)   $    (288,667)
                                      ==============   ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Long-Term Growth Fund

Class B Shares for the
Six Months Ended                                            Dollar
June 30, 2003                              Shares           Amount

Shares sold                                   99,801   $      697,600
Automatic conversion of shares                  (75)            (489)
Shares redeemed                            (145,877)        (995,541)
                                      --------------   --------------
Net decrease                                (46,151)   $    (298,430)
                                      ==============   ==============



Long-Term Growth Fund

Class B Shares for the
Year Ended                                                  Dollar
December 31, 2002                          Shares           Amount

Shares sold                                  225,889   $    1,734,762
Shares issued to shareholders in
reinvestment of dividends                      2,753           18,941
                                      --------------   --------------
Total issued                                 228,642        1,753,703
Automatic conversion of shares               (3,139)         (21,997)
Shares redeemed                            (571,095)      (4,186,175)
                                      --------------   --------------
Net decrease                               (345,592)   $  (2,454,469)
                                      ==============   ==============



Long-Term Growth Fund

Class C Shares for the
Six Months Ended                                            Dollar
June 30, 2003                              Shares           Amount

Shares sold                                  218,085   $    1,513,637
Shares redeemed                            (323,643)      (2,206,232)
                                      --------------   --------------
Net decrease                               (105,558)   $    (692,595)
                                      ==============   ==============



Long-Term Growth Fund

Class C Shares for the
Year Ended                                                  Dollar
December 31, 2002                          Shares           Amount

Shares sold                                  619,997   $    4,813,748
Shares issued to shareholders in
reinvestment of dividends                      8,216           56,399
                                      --------------   --------------
Total issued                                 628,213        4,870,147
Shares redeemed                            (849,812)      (6,310,393)
                                      --------------   --------------
Net decrease                               (221,599)   $  (1,440,246)
                                      ==============   ==============



Long-Term Growth Fund

Class I Shares for the
Six Months Ended                                            Dollar
June 30, 2003++                            Shares           Amount

Shares sold                                  374,700   $    2,575,550
Shares redeemed                            (316,243)      (2,190,045)
                                      --------------   --------------
Net increase                                  58,457   $      385,505
                                      ==============   ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Long-Term Growth Fund

Class I Shares for the
Year Ended                                                  Dollar
December 31, 2002++                        Shares           Amount

Shares sold                                  725,008   $    5,519,589
Shares issued to shareholders in
reinvestment of dividends                     69,682          478,762
                                      --------------   --------------
Total issued                                 794,690        5,998,351
Shares redeemed                          (1,373,630)     (10,352,875)
                                      --------------   --------------
Net decrease                               (578,940)   $  (4,354,524)
                                      ==============   ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



All-Equity Fund

Class A Shares for the
Six Months Ended                                            Dollar
June 30, 2003++                            Shares           Amount

Shares sold                                    7,956   $       46,133
Automatic conversion of shares                    25              156
                                      --------------   --------------
Total issued                                   7,981           46,289
Shares redeemed                             (25,790)        (154,754)
                                      --------------   --------------
Net decrease                                (17,809)   $    (108,465)
                                      ==============   ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



All-Equity Fund

Class A Shares for the
Year Ended                                                  Dollar
December 31, 2002++                        Shares           Amount

Shares sold                                    3,338   $       23,818
Automatic conversion of shares                    15              114
                                      --------------   --------------
Total issued                                   3,353           23,932
Shares redeemed                             (85,658)        (595,174)
                                      --------------   --------------
Net decrease                                (82,305)   $    (571,242)
                                      ==============   ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



All-Equity Fund

Class B Shares for the
Six Months Ended                                            Dollar
June 30, 2003                              Shares           Amount

Shares sold                                   40,177   $      234,323
Automatic conversion of shares                  (25)            (156)
Shares redeemed                            (339,934)      (1,999,148)
                                      --------------   --------------
Net decrease                               (299,782)   $  (1,764,981)
                                      ==============   ==============



All-Equity Fund

Class B Shares for the
Year Ended                                                  Dollar
December 31, 2002                          Shares           Amount

Shares sold                                  218,774   $    1,549,189
Automatic conversion of shares                  (15)            (114)
Shares redeemed                            (803,382)      (5,296,967)
                                      --------------   --------------
Net decrease                               (584,623)   $  (3,747,892)
                                      ==============   ==============
All-Equity Fund



Class C Shares for the
Six Months Ended                                            Dollar
June 30, 2003                              Shares           Amount

Shares sold                                  123,175   $      734,041
Shares redeemed                            (371,248)      (2,165,384)
                                      --------------   --------------
Net decrease                               (248,073)   $  (1,431,343)
                                      ==============   ==============



Merrill Lynch Municipal Bond Fund, Inc., June 30, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)



All-Equity Fund

Class C Shares for the
Year Ended                                                  Dollar
December 31, 2002                          Shares           Amount

Shares sold                                  398,152   $    2,749,354
Shares redeemed                          (1,038,603)      (6,964,510)
                                      --------------   --------------
Net decrease                               (640,451)   $  (4,215,156)
                                      ==============   ==============



All-Equity Fund

Class I Shares for the
Six Months Ended                                            Dollar
June 30, 2003++                            Shares           Amount

Shares sold                                  226,169   $    1,370,471
Shares redeemed                            (181,873)      (1,126,972)
                                      --------------   --------------
Net increase                                  44,296   $      243,499
                                      ==============   ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



All-Equity Fund

Class I Shares for the
Year Ended                                                  Dollar
December 31, 2002++                        Shares           Amount

Shares sold                                  486,859   $    3,303,978
Shares redeemed                            (715,908)      (4,937,289)
                                      --------------   --------------
Net decrease                               (229,049)   $  (1,633,311)
                                      ==============   ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.


5. Capital Loss Carryforward:
On December 31, 2002, each Fund in the Corporation had a net capital loss carryforward as follows: $11,061,223 in the Growth and Income Fund, of which $96,058 expires in 2008, $972,563 expires in 2009 and $9,992,602 expires in 2010; $11,455,387 in the Long-Term Growth Fund, of which $100,450 expires in 2008, $1,183,440 expires in 2009 and $10,171,497 expires in 2010; and $20,294,673 in the All-Equity Fund, of which $159,457 expires in 2008, $3,315,433 expires in 2009 and $16,819,783 expires in 2010. These amounts will be available to offset like amounts of any future taxable gains.



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.


Date: August 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.


Date: August 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Strategy Series, Inc.


Date: August 21, 2003



Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.